Discontinued Operations (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Discontinued Operations [Line Items]
(Loss)/Income from discontinued operations		$ (9,478)	$ 108,987
Net cash inflow on disposal of discontinued operations (Note 29)		10,381	34,033
Net cash used in discontinued investing activities		(8,093)	(183,561)
Discontinued operations
Disclosure Of Discontinued Operations [Line Items]
Net identifiable assets disposed	$ 0	15,304	156,716
Spin-off of net assets	0	0	28,813
Transfer from shareholders equity currency translation differences	0	3,993	58,150
(Loss)/Income from discontinued operations	0	(8,916)	92,167
Other receivables from disposals	0	0	273,000
Net cash inflow on disposal of discontinued operations (Note 29)	0	10,381	34,033
Less: Cash and cash equivalents in subsidiaries disposed	0	(8,593)	(44,030)
Net cash provided by/(used in) investing activities	0	500	(139,531)
Net cash used in discontinued investing activities	$ 0	$ (8,093)	$ (183,561)